ACCRUED EXPENSES - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Accrued Expenses [Line Items]
Schedule of Accrued Expenses	Accrued expenses consist of the following:

	September 30, 2023	December 31, 2022
Research and development	$75	$—
General and administrative	188	—
Payroll and related	880	36
Total accrued expenses	$1,143	$36

Private GRI
Accrued Expenses [Line Items]
Schedule of Accrued Expenses

	December 31,
	2022	2021
Accrued compensation	$33	$142
Accrued interest	—	1,111
Other	3	18
	$36	$1,271